Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' equity [abstract]
Schedule of dividends paid

Full Year	Approved by	Description	Dividend per share (in euro)	Payout date	How paid	Total (in millions of euros)
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders' Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
Total dividends paid in 2017						1,729
2016	Board of Directors Meeting on July 25, 2016	2016 interim dividend	0.20	December 7, 2016	Cash	532
	Shareholders' Meeting on June 7, 2016	Balance for 2015	0.40	June 23, 2016	Cash	1,064
Total dividends paid in 2016						1,596
2015	Board of Directors Meeting on July 27, 2015	2015 interim dividend	0.20	December 9, 2015	Cash	530
	Shareholders' Meeting on May 27, 2015	Balance for 2014	0.40	June 10, 2015	Cash	1,059
Total dividends paid in 2015						1,589
2014	Board of Directors Meeting on July 28, 2014	2014 interim dividend	0.20	December 9, 2014	Cash	529
	Shareholders' Meeting on May 27, 2014	Balance for 2013	0.50	June 5, 2014	Cash	1,317
Total dividends paid in 2014						1,846

Schedule of payments received by note holders

	Paid coupons (in millions of currency)	Paid coupons (in millions of euros)
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	45
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	40
Total coupons paid to the holders in 2017		282
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	50
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	44
Total coupons paid to the holders in 2016		291
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	53	53
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	51
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	17	23
Total coupons paid to the holders in 2015		272

(1) Coupons payment date as of April 1.

Schedule of translation adjustment

(in millions of euros)	2017	2016	2015
Gain (loss) recognized in other comprehensive income during the period	(188)	(214)	77
Reclassification to net income for the period	8	(13)	(0)
Total translation adjustment for continuing operations	(180)	(227)	77
Reclassification to the net income for the period (1)	-	(836)	-
Total translation adjustment for discontinued operations	-	(836)	-
(1) Related to EE.

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Polish zloty	846	737	827
Egyptian pound	(545)	(509)	(334)
Slovak koruna	220	220	220
Pound sterling	15	9	850
Moldovan leu	(70)	(75)	(79)
Sierra leonean leone	(78)	(39)	-
Other	(130)	95	17
Total translation adjustment	258	438	1,501
o/w share attributable to the owners of the parent company	28	163	1,212
o/w share attributable to non-controlling interests	230	275	289

Schedule of non-controlling interests

(in millions of euros)	2017	2016	2015
Credit part of net income attributable to non-controlling interests (a)	280	335	317
o/ w Sonatel group	203	217	212
o/ w Orange Belgium group	20	35	35
o/ w Côte d’Ivoire subgroup	28	20	20
o/ w Jordan Telecom group	15	9	6
o/ w Orange Bank	-	30	-
o/ w Orange Polska group	-	11	34
Debit part of net income attributable to non-controlling interests (b)	(43)	(7)	(11)
o/ w Orange Bank	(33)	-	-
o/ w Orange Polska group	(5)	-	-
Total part of net income attributable to non-controlling interests (a) + (b)	237	328	306
Credit part of comprehensive income attributable to non-controlling interests (a)	246	319	354
o/ w Sonatel group	180	200	222
o/ w Orange Belgium group	19	35	35
o/ w Côte d’Ivoire subgroup	24	21	20
o/ w Orange Bank	-	28	-
o/ w Jordan Telecom group	-	14	30
o/ w Orange Polska group	17	-	29
Debit part of comprehensive income attributable to non-controlling interests (b)	(56)	(7)	(21)
o/ w Orange Bank	(32)	-	-
o/ w Jordan Telecom group	(7)	-	-
o/ w Orange Polska group	-	(3)	-
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	190	312	333

(in millions of euros)	2017	2016	2015
Dividends paid to minority shareholders	234	259	304
o/ w Sonatel group	185	186	176
o/ w Orange Belgium group	14	-	-
o/ w Médi Telecom	16	15	-
o/ w Orange Polska group	-	37	79
o/ w Jordan Telecom group	11	10	26

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Credit part of equity attributable to non-controlling interests (a)	2,459	2,491	2,375
o/ w Orange Polska group	923	906	941
o/ w Sonatel group	731	735	649
o/ w Orange Belgium group	252	247	212
o/ w Jordan Telecom group	156	175	210
o/ w Médi Telecom	143	157	183
Debit part of equity attributable to non-controlling interests (b)	(5)	(5)	(15)
Total equity attributable to non-controlling interests (a) + (b)	2,454	2,486	2,360

Schedule of earnings per share

(in millions of euros)	2017	2016	2015
Net income of continuing operations	2,114	1,010	2,510
Effect of subordinated notes	(267)	(287)	(292)
Non-controlling interests	(237)	(328)	(306)
Net income of continuing operations used for calculating basic earnings per share (a)	1,610	395	1,912
Impact of dilutive instruments:
TDIRA	33	-	33
Net income of continuing operations used for calculating diluted earnings per share (b)	1,643	395	1,945
Net income of continuing operations
• basic	0.61	0.15	0.72
• diluted	0.61	0.15	0.72

(in millions of euros)	2017	2016	2015
Net income of discontinued operations used for calculating basic and diluted earnings per share (c)	29	2,253	448
Net income of discontinued operations
• basic	0.01	0.85	0.17
• diluted	0.01	0.85	0.17

(in millions of euros)	2017	2016	2015
Net income used for calculating basic earnings per share (a) + (c)	1,639	2,648	2,360
Net income used for calculating diluted earnings per share (b) + (c)	1,672	2,648	2,393
Net income
• basic	0.62	1.00	0.89
• diluted	0.62	1.00	0.89

(number of shares)	December 31, 2017	December 31, 2016	December 31, 2015
Weighted average number of ordinary shares outstanding - basic	2,659,421,767	2,654,045,007	2,648,620,953
Impact of dilutive instruments:
TDIRA	52,079,350	-	52,079,350
Weighted average number of shares outstanding - diluted	2,711,501,117	2,654,045,007	2,700,700,303